SCHEDULE OF INVESTMENTS July 31, 2019 Unaudited

	Shares	Value		Shares	Value
Common Stocks—100.0%			Life Sciences Tools & Services (Continued)
Consumer Discretionary—34.2%			Wuxi Biologics
Entertainment—5.9%			Cayman, Inc.[1,2]	360,500$	3,868,383
Activision Blizzard,					17,013,230
Inc.	118,420$	5,771,791	Pharmaceuticals—6.8%
Electronic Arts, Inc.[1]	155,080	14,344,900	Bayer AG	186,500	12,113,408
Nintendo Co. Ltd.	41,900	15,350,950	Bristol-Myers
		35,467,641	Squibb Co.	324,510	14,411,489
Interactive Media & Services—17.3%			Novo Nordisk AS,
Alphabet, Inc. ,			Cl. B	306,444	14,708,285
Cl. A1	21,948	26,737,054			41,233,182
Baidu, Inc. ,			Industrials—4.2%
Sponsored ADR[1]	76,521	8,547,396	Aerospace & Defense—1.0%
Facebook, Inc. ,			Rolls-Royce
Cl. A1	219,980	42,726,715	Holdings plc[1]	546,320	5,712,350
Tencent Holdings
Ltd.	425,600	19,905,474	Professional Services—3.2%
Yandex NV, Cl. A1	176,250	6,912,525	IHS Markit Ltd.[1]	301,108	19,397,377
		104,829,164	Information Technology—32.6%
Internet & Catalog Retail—11.0%			IT Services—11.6%
Alibaba Group			Mastercard, Inc. ,
Holding Ltd. ,			Cl. A	94,660	25,773,078
Sponsored ADR[1]	184,998	32,025,004	PayPal Holdings,
Amazon. com, Inc.[1]	15,635	29,187,105	Inc.[1]	279,570	30,864,528
ASOS plc[1]	177,510	5,583,783	Twilio, Inc. , Cl. A1	94,590	13,158,415
		66,795,892			69,796,021
Financials—9.5%			Semiconductors & Semiconductor
Capital Markets—0.9%			Equipment—3.0%
S&P Global, Inc.	22,290	5,459,936	QUALCOMM, Inc.	248,580	18,186,113
Commercial Banks—8.6%			Software—18.0%
Citigroup, Inc.	258,830	18,418,343	Alteryx, Inc. , Cl. A1	44,440	5,223,478
Royal Bank of			Anaplan, Inc.[1]	162,000	9,224,280
Scotland Group plc	4,779,620	12,624,717	Autodesk, Inc.[1]	48,680	7,602,356
Wells Fargo & Co.	437,390	21,174,050	Nice Ltd. ,
		52,217,110	Sponsored ADR[1]	108,850	16,623,572
			salesforce. com, Inc.[1]	97,930	15,130,185
Health Care—17.5%			ServiceNow, Inc.[1]	102,380	28,399,188
Biotechnology—4.4%			Splunk, Inc.[1]	151,900	20,553,589
BeiGene Ltd. , ADR[1]	70,384	9,666,538	Zendesk, Inc.[1]	73,940	6,178,426
Genmab AS1	90,836	16,743,976			108,935,074
		26,410,514
Health Care Equipment & Supplies—3.5%
Abbott Laboratories	143,190	12,471,849
Coloplast AS, Cl. B	75,152	8,752,786
		21,224,635
Life Sciences Tools & Services—2.8%
Lonza Group AG1	38,425	13,144,847

1 INVESCO OPPENHEIMER GLOBAL FOCUS FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

	Shares		Value
Materials—2.0%
Chemicals—2.0%
Chr. Hansen Holding
AS	136,874		$11,924,249
Total Common Stocks
(Cost $439,576,699)			604,602,488

Total
Investments,
at Value (Cost
$439,576,699)	100.0%		604,602,488
Net Other Assets
(Liabilities)	0.0		24,926
Net Assets	100.0	% $	604,627,414

Footnotes to Schedule of Investments
1. Non-income producing security.
2. Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the
1933 Act, typically to qualified institutional buyers.The aggregate value of these securities at July 31, 2019 was
$3,868,383, which represented 0.64% of the Fund’s Net Assets.

Distribution of investments representing geographic holdings, as a percentage of total investments at value, is as follows:

Geographic Holdings	Value	Percent
United States	$390,394,244	64.6%
China	74,012,796	12.2
Denmark	52,129,296	8.6
United Kingdom	23,920,850	4.0
Israel	16,623,572	2.8
Japan	15,350,950	2.5
Switzerland	13,144,847	2.2
Germany	12,113,408	2.0
Russia	6,912,525	1.1
Total	$604,602,488	100.0%

2 INVESCO OPPENHEIMER GLOBAL FOCUS FUND

NOTES TO SCHEDULE OF INVESTMENTS July 31, 2019 Unaudited

Note 1 – Additional Valuation Information

 The following is a summary of the tiered valuation input levels, as of July 31, 2019.The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

			Level 3—
	Level 1—	Level 2—	Significant
	Unadjusted	Other Significant Unobservable
	Quoted Prices Observable Inputs		Inputs	Value
Assets Table
Investments, at Value:
Common Stocks
Consumer Discretionary	$166,252,490$	40,840,207$	— $	207,092,697
Financials	45,052,329	12,624,717	—	57,677,046
Health Care	36,549,876	69,331,685	—	105,881,561
Industrials	19,397,377	5,712,350	—	25,109,727
Information Technology	196,917,208	—	—	196,917,208
Materials	—	11,924,249	—	11,924,249
Total Assets	$464,169,280$	140,433,208$	— $	604,602,488

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

3 INVESCO OPPENHEIMER GLOBAL FOCUS FUND